Stockholders’ Equity (Details Narrative) - USD ($) $ in Millions				1 Months Ended
	Jul. 18, 2023	Jun. 30, 2023	May 15, 2023	Jul. 31, 2023
Subsequent Event [Line Items]
Other Expenses		$ 0.1
Stockholders' Equity Note, Stock Split			the Company effected a reverse share split of the Company’s ordinary shares at the ratio of 1-for-15, such that each fifteen (15) ordinary shares, par value NIS 0.01 per share, shall be consolidated into one (1) ordinary share, par value NIS 0.15.
Proceeds from issuance of initial public offering				$ 6.2
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from issuance of initial public offering	$ 6.2